UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Allowance of doubtful accounts	$ 8,243	$ 12,671	$ 741
Series A redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Series A redeemable convertible preferred stock, shares authorized	100,000,000	100,000,000
Series A redeemable convertible preferred stock, shares issued	2,260,159	0
Series A redeemable convertible preferred stock, shares outstanding	2,260,159	0
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	64,369,381	47,688,096	27,079,856
Common stock, shares outstanding	64,369,381	47,688,096	27,079,856